Results of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Results of Operations

3. Results of Operations

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares outstanding during the period. Diluted net loss per share is computed by giving effect to all potential dilutive common securities, including options, warrants and common stock subject to repurchase.

Potentially dilutive common shares include the dilutive effect of the common stock underlying in-the-money stock options and is calculated based on the average share price for each period using the treasury stock method. Under the treasury stock method, the exercise price of an option and the average amount of compensation cost, if any, for future service that the Company has not yet recognized when the option is exercised, are assumed to be used to repurchase shares in the current period.

For the three and six months ended June 30, 2014 and 2013, diluted net loss per share was identical to basic earnings per share (“EPS”) since potential common shares were excluded from the calculation, as their effect was anti-dilutive.

The following table presents the calculation of basic and diluted net loss per share (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Numerator:
Net loss	$(3,326)	$(6,708)	$(6,130)	$(17,208)

Denominator for basic and diluted net loss per share:
Weighted average common shares outstanding	18,982	18,757	18,913	18,731

The following outstanding shares subject to options and warrants to purchase common stock were antidilutive due to a net loss in the periods presented and, therefore, were excluded from the dilutive securities computation as of the dates indicated below (in thousands):

	Six Months Ended
	2014	2013
Excluded potentially dilutive securities (1):
Shares subject to options to purchase common stock	3,910	3,788
Shares subject to warrants to purchase common stock	61	61

Total	3,971	3,849

(1)	The number of shares is based on the maximum number of shares issuable on exercise or conversion of the related securities as of the period end. Such amounts have not been adjusted for the treasury stock method or weighted average outstanding calculations as required if the securities were dilutive.

2. Results of Operations

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of vested shares outstanding during the period. Diluted net loss per share is computed by giving effect to all potential dilutive common securities, including options, warrants and common stock subject to repurchase. For all periods presented in this report, stock options, warrants and common stock subject to repurchase were not included in the computation of diluted net loss per share because such inclusion would have had an antidilutive effect.

The following table presents the calculation of basic and diluted net loss per share (in thousands, except per share amounts):

	2013	2012	2011
Numerator:
Net loss	$(27,446)	$(12,016)	$(3,880)

Denominator:
Weighted average common shares outstanding	18,772	17,052	13,535
Less: Weighted average common shares subject to repurchase	0	0	(1)

Denominator for basic and diluted net loss per share	18,772	17,052	13,534

Basic and diluted net loss per share	$(1.46)	$(0.70)	$(0.29)

The following outstanding shares subject to options and warrants to purchase common stock were antidilutive due to a net loss in the periods presented and, therefore, were excluded from the dilutive securities computation as of the dates indicated below (in thousands):

	December 31,
	2013	2012	2011
Excluded potentially dilutive securities (1):
Shares subject to options to purchase common stock	4,175	2,986	2,877
Shares subject to warrants to purchase common stock	61	61	156

Total	4,236	3,047	3,033

(1)	The number of shares is based on the maximum number of shares issuable on exercise or conversion of the related securities as of the period end. Such amounts have not been adjusted for the treasury stock method or weighted average outstanding calculations as required if the securities were dilutive.